Equity share capital and share premium - Liquidation Preference (Details) - Mar. 31, 2017	$ / shares	₨ / shares
Series A Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	$ 0.33333	₨ 22.12
Series B Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	1.28113	84.98
Series C Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	3.58	237.46
Series D Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	7.19	476.91
Series E Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	3.8837	257.61
Series F Preference Shares
Equity share capital and share premium
Liquidation preference per share | (per share)	4.9603	329.02
Series F Preference Shares | Scenario One
Equity share capital and share premium
Liquidation preference per share | (per share)	4.9603	329.02
Series F Preference Shares | Scenario Two
Equity share capital and share premium
Liquidation preference per share | (per share)	$ 7.4404	₨ 493.52